Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 47,918	$ 109,253	$ 68,007	$ 111,504
Total assets	2,198,051	2,021,604
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total liabilities	1,953,431	1,798,166
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 and 15,000,000 shares, respectively, 10,319,673 and 7,652,144 shares issued and outstanding, respectively	20,639	15,304
Additional paid-in capital	60,541	61,339
Retained earnings	167,523	147,646
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(4,083)	(851)
Total stockholders’ equity	244,620	223,438	200,892	177,671
Total liabilities and stockholders’ equity	2,198,051	2,021,604
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,678	1,685	1,120	2,662
Investment in wholly-owned commercial bank subsidiary	242,808	221,555
Refundable income taxes	169	198
Total assets	244,655	223,438
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	35	0
Total liabilities	35	0
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 and 15,000,000 shares, respectively, 10,319,673 and 7,652,144 shares issued and outstanding, respectively	20,639	15,304
Additional paid-in capital	60,541	61,339
Retained earnings	167,523	147,646
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(4,083)	(851)
Total stockholders’ equity	244,620	223,438	$ 200,892	$ 177,671
Total liabilities and stockholders’ equity	$ 244,655	$ 223,438